Long-term Debt - Schedule of Outstanding Long-term Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 52,355
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,200	$ 11.2	$ 11,207
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	52,355		69,999	$ 11,162
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	53,200
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,200	11.2	11,225
Deferred Financing Costs [Member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0		$ (18)
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	97,000
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 22,000	$ 30.0